GENERAL (Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Video Activity [Member]	Dec. 31, 2013 Video Activity [Member]	Dec. 31, 2012 Video Activity [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash received from sale of discontinued operations				$ 8,000
Earn-out mechanism revenue precentage				45.00%
Earn-out revenue threshold				14,000
Net loss from discontinued operations			(51)
Assets:
Other accounts receivable					675	980
Total assets					675	980
Liabilities:
Other accounts payable and accrued expenses					2,135	2,563
Total liabilities					$ 2,135	$ 2,563